OTHER NON-CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2018
OTHER NON-CURRENT LIABILITIES
OTHER NON-CURRENT LIABILITIES

21.      OTHER NON-CURRENT LIABILITIES

	December 31,	December 31,
	2017	2018
Financial liabilities
-Long-term payables for mining rights	749,761	788,133
-Other financial liabilities	19,300	52,926
	769,061	841,059

Obligations in relation to early retirement schemes (Note (i))	900,924	777,305
Deferred government grants (Note (ii))	373,447	314,045
Deferred gain relating to sales and leaseback agreements	176,774	240,661
Contract liabilities	—	132,844
Provision for rehabilitation	113,672	121,033
Others	119,782	11,217
	1,684,599	1,597,105

	2,453,660	2,438,164

Note:

(i)      Obligations in relation to early retirement schemes

From 2014, certain subsidiaries and branches implemented certain early retirement benefit schemes which allow qualified employees to early retire on a voluntary basis. The Group undertakes the obligations to pay the early retired employees’ living expenses for no more than five years in the future on a monthly basis according to the early retirement benefit schemes, together with social insurance and housing fund pursuant to the regulation of the local Social Security Office. Living expenses, social insurance and the housing fund are together referred to as "the Payments". The Payments are discounted by the treasury bond rate of December 31, 2018. As at December 31, 2018, the current portion of the Payments within one year was reclassified to “Other payables and accrued liabilities”.

As at December 31, 2018, obligations in relation to retirement benefits under the Group’s early retirement schemes are as follows:

	2017	2018
As at January 1,	996,598	1,438,440
Provision made during the year (note 29)	767,632	447,660
Interest costs	17,618	62,801
Payment during the year	(343,408)	(655,060)

As at December 31,	1,438,440	1,293,841

Non-current	900,924	777,305
Current (note 22)	537,516	516,536

	1,438,440	1,293,841

(ii)As described on note 2.2 (d), in order to provide more reliable and more relevant information about the government grants, from January 1, 2018, the Group voluntarily changed the accounting policy in relation to government grants. For an asset-related government grant, had the asset already existed upon receiving the government grant, the Group directly deducted the grant amount from the book value of the asset related to the government grant instead of recording the government grant as deferred income. For a government grants related to income and expenses already incurred by the Group, which are specific to compensate certain cost and expenses, the Group would directly offset the grant amount against the related cost or expense. Other types of government grants are still included in deferred government grants and other income.